SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The Fund seeks to achieve its goal by investing in high-quality money market instruments (and forward contracts) denominated in foreign Major Currencies (as defined in the Fund's prospectus) which historically have experienced low rates of inflation and which, in the view of the Investment Manager, follow economic policies conducive to continual low rates of inflation and currency appreciation versus the U.S. dollar over the long term.
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report of Franklin Templeton Hard Currency Fund covers the fiscal year ended October 31, 2001. During the 12 months under review, investor expectations were confirmed as the global economy slowed and interest rates fell. The September 11 terrorist attacks on the U.S. exacerbated an already slowing domestic economy. Beginning in January 2001, the U.S. seemed to lead the decline as economic growth fell quite rapidly. Responding to a higher probability of a recession, the Federal Reserve Board (the Fed) aggressively reduced the federal funds target rate by 350 basis points (3.5%) to 2.5% from January through October. Many developed market central banks around the world followed the



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 14.



CONTENTS


Shareholder Letter .................................    1

Performance Summary ................................    8

Financial Highlights & Statement of Investments ....   12

Financial Statements ...............................   16

Notes to Financial Statements ......................   19

Independent Auditors' Report .......................   24


FUND CATEGORY
[PYRAMID GRAPHIC]

ASSET ALLOCATION BY CURRENCY
Based on Total Net Assets
10/31/01

[PIE CHART]

Swiss Franc                      42.8%

European Monetary Unit (euro)    33.1%

Japanese Yen                     14.2%

New Zealand Dollar                5.0%

U.S. Dollar                       4.9%


Fed's stance of easing monetary policy by lowering their respective official interest rates. Weaker U.S. economic growth had a mixed impact on the U.S. dollar. During the year under review, the U.S. dollar appreciated versus the Japanese yen and Canadian dollar. However, it depreciated versus the euro, the currency used in the 11 countries that comprise the European Monetary Union
(EMU).

Although reduced consumption drove many previous U.S. economic downturns, this recent slowdown was primarily a result of curtailed business investment. Within this environment, the Fed's task of maintaining price stability in an effort to prevent a recession became further complicated by concerns that the Fed's policy might not be effective enough. Of particular concern were the Fed's timing and the magnitude of response from business investors and household consumers toward lower interest rates. On the one hand, fiscal stimulus stemming from the tax rebates combined with a positive income effect of recent energy price reductions could result in higher inflation if the Fed were to reduce rates excessively. On the other hand, the negative wealth effect of weaker stock prices together with rising unemployment as firms reduced costs to protect profit margins could result in reduced consumption and tip the economy into recession. Many analysts believe the economy may begin to recover by the second half of 2002, assuming consumer confidence is restored, inventory adjustment is completed and the labor markets have stabilized. However, the risk of a more prolonged recession still remains.

The U.S. economic slowdown particularly affected Europe and Asia by reducing demand for their exports. As a result, industrial production in these regions fell during the year. Recent consumer confidence indicators suggest that U.S. household spending may weaken. In response to these changes, many global investors reduced the risk level of their investments and sought safety by repatriating foreign holdings as well as allocating to Swiss franc-denominated securities.

In Europe, the European Central Bank (ECB) initially resisted shifting its monetary policy toward an easing mode. The ECB stated that its stance was warranted due to data showing that the EMU's inflation and money supply remained above target levels. Global markets generally reflected concerns about the potential negative effects of the ECB's unmoving interest rate policy for the EMU economy. However, the ECB did lower interest rates by year-end, although to a lesser extent than those of the U.S. Fed and the Bank of England.

In Japan, the yen depreciated versus the U.S. dollar during the first half of the year under review. Political infighting and lack of reform continued to disappoint foreign investors. Additionally, the U.S. decline in technology spending adversely impacted the Japanese market because a significant portion of Japan's exports are technology based. As consumption and investment continued to contract, the Bank of Japan loosened monetary policy with quantitative easing during the second half of the period. However, such easing appeared to have little effect on the economy thus far. The potential impact of Japan's fiscal mid-year end on foreign exchange flows also contributed to the country's economic uncertainty. Investors reacted negatively as the Nikkei fell to 17-year lows while the yen weakened. Reports for Japan's fiscal mid-year in September prompted financial institutions to mark to market their holdings to satisfy capital adequacy requirements. "Mark to market" is a process whereby the book value of a security is adjusted to reflect current market value. To do this, many financial institutions repatriated foreign holdings, which caused a short-term rise in demand for the yen. Hence, the yen appreciated toward year-end; for the 12 months under review, the yen returned 12.49%, relative to the U.S. dollar.

The dollar-bloc currencies (Canada, Australia and New Zealand) witnessed significant volatility during the Fund's fiscal year as all three currencies hit all-time lows versus the U.S. dollar. Although the three central banks reduced their official rates in accordance with their declining global outlook, there was a great disparity in their relative performance. During the 12-month period, the New Zealand, Canadian and Australian dollars returned -4.33%, 4.25% and 3.11%, respectively, relative to the U.S. dollar.

Within this environment, Franklin Templeton Hard Currency Fund - Class A delivered a +3.78% 12-month cumulative total return as of October 31, 2001, as shown in the Performance Summary beginning on page 8. The Fund's benchmark, the J.P. Morgan 3 Month Global Cash Index, returned 6.28% during the same period.(1)

Most of Franklin Templeton Hard Currency Fund's total return is derived from interest paid by portfolio securities and from changes in the U.S. dollar's value relative to the currencies of countries where the Fund invests. Because the Fund attempts to maintain almost 100% foreign currency exposure, it tends to perform better during periods of U.S. dollar weakness.

During the year under review, we changed the portfolio's composition by reducing the Fund's exposure to Japan because of



1. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

the country's deteriorating economic conditions, and increasing its allocation to the Swiss franc, from 28.2% of total net assets on October 31, 2000, to 42.8% at year-end. Our holdings in Japan declined from 24.6% of total net assets at the beginning of the period to 14.2% at the end. The Fund's exposure to the euro remained the same at 33.1% by year-end. The Fund benefited from these allocations as the yen depreciated relative to the U.S. dollar, while the euro and Swiss currencies appreciated.

Looking forward, we expect currencies to fluctuate in the near term as a result of the uncertainty surrounding the aftermath of the U.S. military and domestic economic policy response to the terrorist attacks. Our expectations of the euro's appreciation materialized earlier than expected, and we believe the euro should trade within range going forward. However, we believe the yen will likely weaken given the negative impact on Japan's exports because of the U.S. economic slowdown and the skepticism regarding prime minister Junichiro Koizumi's commitment and ability to unite differing political factions to achieve any worthwhile economic reform. We also expect the British pound to depreciate in the long term, as prime minister Tony Blair continues to push for the U.K.'s entry into the EMU. This would prompt the pound to reach equilibrium versus the euro, and thus the U.S. dollar, to avoid economic disruption. We are optimistic about the dollar-bloc currencies, particularly the Australian dollar. In our view, the Australian dollar remains undervalued based on economic fundamentals such as growth, trade and interest rates. However, the currency is under pressure from global capital market risk aversion.

There are special considerations associated with global investing related to market, currency, economic, social and political factors, as discussed in the Fund's prospectus. Because a significant amount of the Fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign Fund may not be appropriate for all investors and should not be considered a complete investment program.

We thank you for your participation in Franklin Templeton Hard Currency Fund and look forward to serving your future investment needs.

Sincerely,


/s/ Umran Demirors


Umran Demirors


/s/ Alex Calvo


Alex Calvo

Portfolio Managers
Franklin Templeton Hard Currency Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Please note that although the Fund's Statement of Investments on page 14 of this report indicates the Fund held 93.1% of its portfolio investments in U.S. dollar-denominated assets as of 10/31/01, its NET EXPOSURE to the U.S. dollar as of that date was only 4.9%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 2 in the Notes to Financial Statements on page 23 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 2.25% initial sales charge. Prior to 8/3/98, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*Past expense reductions by the Fund's Investment Manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------

During the fiscal year ended 10/31/01, the Fund recognized net foreign currency losses due to fluctuations in the value of its foreign currency-denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the Fund's investment income available for distribution to shareholders, which may cause all or a portion of the total distributions to be characterized as a return of capital at the Fund's fiscal year-end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your Fund shares, and affect the computation of a gain or loss when you sell your shares.


PERFORMANCE SUMMARY AS OF 10/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                     CHANGE       10/31/01       10/31/00
Net Asset Value (NAV)                       +$0.06         $8.08          $8.02
DISTRIBUTIONS (11/1/00-10/31/01)
Dividend Income                             $0.1400
Return of Capital                           $0.1000
                                            -------
    Total                                   $0.2400

ADVISOR CLASS                               CHANGE       10/31/01       10/31/00
Net Asset Value (NAV)                       +$0.06         $8.09          $8.03
DISTRIBUTIONS (11/1/00-10/31/01)
Dividend Income                             $0.1652
Return of Capital                           $0.1000
                                            -------
    Total                                   $0.2652

PERFORMANCE

CLASS A                                         1-YEAR      5-YEAR       10-YEAR
Cumulative Total Return(1)                      +3.78%      -19.37%      +10.57%
Average Annual Total Return(2)                  +1.50%       -4.65%       +0.78%
Value of $10,000 Investment(3)                 $10,150       $7,880      $10,811
Avg. Ann. Total Return (9/30/01)(4)             -0.99%       -4.50%       +0.91%

Distribution Rate(5)                        2.90%
30-Day Standardized Yield(6)                1.23%

ADVISOR CLASS(7)                                1-YEAR      5-YEAR       10-YEAR
Cumulative Total Return(1)                      +4.10%      -18.24%      +12.13%
Average Annual Total Return(2)                  +4.10%       -3.95%       +1.15%
Value of $10,000 Investment(3)                 $10,410       $8,176      $11,213
Avg. Ann. Total Return (9/30/01)(4)             +1.59%       -3.80%       +1.28%

Distribution Rate(5)                        3.21%
30-Day Standardized Yield(6)                1.57%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's September quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/01.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/01.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -16.28% and -3.61%.


--------------------------------------------------------------------------------
Ongoing market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.                            9

AVERAGE ANNUAL TOTAL RETURN

CLASS A             10/31/01
----------------------------
1-Year                +1.50%

5-Year                -4.65%

10-Year               +0.78%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.


[LINE GRAPH]
CLASS A (11/1/91-10/31/01)

       DATE           FRANKLIN TEMPLETON      JP MORGAN 3 MONTH
                     HARD CURRENCY FUND -     GLOBAL CASH INDEX
                            CLASS A
---------------------------------------------------------------
     11/01/91               $9,777                 $10,000
     11/30/91               $10,077                $10,240
     12/31/91               $10,726                $10,779
     01/31/92               $10,200                $10,454
     02/29/92               $10,003                $10,384
     03/31/92               $9,975                 $10,408
     04/30/92               $10,039                $10,490
     05/31/92               $10,480                $10,793
     06/30/92               $11,009                $11,247
     07/31/92               $11,259                $11,528
     08/31/92               $11,773                $11,973
     09/30/92               $11,982                $11,587
     10/31/92               $11,293                $11,033
     11/30/92               $11,070                $10,624
     12/31/92               $10,967                $10,586
     01/31/93               $11,065                $10,640
     02/28/93               $11,195                $10,527
     03/31/93               $11,483                $10,826
     04/30/93               $11,756                $11,125
     05/31/93               $11,805                $11,146
     06/30/93               $11,449                $10,732
     07/31/93               $11,475                $10,497
     08/31/93               $11,494                $10,687
     09/30/93               $11,569                $10,847
     10/31/93               $11,415                $10,763
     11/30/93               $11,365                $10,649
     12/31/93               $11,477                $10,704
     01/31/94               $11,775                $10,882
     02/28/94               $12,009                $11,035
     03/31/94               $12,005                $11,227
     04/30/94               $12,181                $11,393
     05/31/94               $12,243                $11,468
     06/30/94               $12,684                $11,766
     07/31/94               $12,668                $11,818
     08/31/94               $12,756                $11,925
     09/30/94               $13,054                $12,178
     10/31/94               $13,368                $12,491
     11/30/94               $13,056                $12,188
     12/31/94               $13,210                $12,289
     01/31/95               $13,375                $12,452
     02/28/95               $13,751                $12,669
     03/31/95               $14,752                $13,220
     04/30/95               $14,792                $13,322
     05/31/95               $14,643                $13,295
     06/30/95               $14,848                $13,479
     07/31/95               $14,722                $13,689
     08/31/95               $13,842                $13,244
     09/30/95               $14,173                $13,560
     10/31/95               $14,263                $13,710
     11/30/95               $13,993                $13,603
     12/31/95               $14,084                $13,737
     01/31/96               $13,654                $13,446
     02/29/96               $13,855                $13,699
     03/31/96               $13,789                $13,750
     04/30/96               $13,473                $13,600
     05/31/96               $13,389                $13,683
     06/30/96               $13,427                $13,763
     07/31/96               $13,862                $14,030
     08/31/96               $13,811                $14,092
     09/30/96               $13,438                $13,937
     10/31/96               $13,409                $14,097
     11/30/96               $13,236                $14,073
     12/31/96               $13,095                $14,047
     01/31/97               $12,416                $13,450
     02/28/97               $12,189                $13,237
     03/31/97               $12,262                $13,342
     04/30/97               $11,963                $13,054
     05/31/97               $12,412                $13,295
     06/30/97               $12,249                $13,230
     07/31/97               $11,729                $12,816
     08/31/97               $11,824                $12,968
     09/30/97               $12,025                $13,172
     10/31/97               $12,299                $13,410
     11/30/97               $11,949                $13,149
     12/31/97               $11,730                $12,936
     01/31/98               $11,763                $12,891
     02/28/98               $11,879                $13,021
     03/31/98               $11,450                $12,880
     04/30/98               $11,615                $13,151
     05/31/98               $11,548                $13,102
     06/30/98               $11,383                $13,046
     07/31/98               $11,402                $13,097
     08/31/98               $11,642                $13,127
     09/30/98               $12,162                $13,715
     10/31/98               $12,843                $14,033
     11/30/98               $12,388                $13,841
     12/31/98               $12,886                $14,070
     01/31/99               $12,514                $13,910
     02/28/99               $12,191                $13,582
     03/31/99               $12,066                $13,527
     04/30/99               $11,879                $13,480
     05/31/99               $11,767                $13,337
     06/30/99               $11,629                $13,309
     07/31/99               $12,043                $13,704
     08/31/99               $11,955                $13,662
     09/30/99               $12,107                $13,853
     10/31/99               $12,032                $13,784
     11/30/99               $11,791                $13,470
     12/31/99               $11,805                $13,533
     01/31/00               $11,372                $13,303
     02/29/00               $11,207                $13,139
     03/31/00               $11,487                $13,219
     04/30/00               $10,988                $12,745
     05/31/00               $11,116                $12,832
     06/30/00               $11,462                $13,231
     07/31/00               $11,101                $12,913
     08/31/00               $10,844                $12,655
     09/30/00               $10,781                $12,550
     10/31/00               $10,417                $12,218
     11/30/00               $10,612                $12,414
     12/31/00               $11,068                $13,149
     01/31/01               $10,977                $13,088
     02/28/01               $10,820                $13,023
     03/31/01               $10,373                $12,493
     04/30/01               $10,452                $12,648
     05/31/01               $10,255                $12,368
     06/30/01               $10,135                $12,355
     07/31/01               $10,427                $12,648
     08/31/01               $10,799                $13,059
     09/30/01               $10,918                $13,039
     10/31/01               $10,811                $12,986

[LINE CHART]

ADVISOR CLASS (11/1/91-10/31/01)(9)

      DATE       FRANKLIN TEMPLETON  JP MORGAN 3 MONTH
                 HARD CURRENCY FUND  GLOBAL CASH INDEX
                      - ADVISOR
------------------------------------------------------
    11/01/91           $10,000            $10,000
    11/30/91           $10,307            $10,240
    12/31/91           $10,971            $10,779
    01/31/92           $10,432            $10,454
    02/29/92           $10,231            $10,384
    03/31/92           $10,202            $10,408
    04/30/92           $10,267            $10,490
    05/31/92           $10,719            $10,793
    06/30/92           $11,260            $11,247
    07/31/92           $11,516            $11,528
    08/31/92           $12,042            $11,973
    09/30/92           $12,256            $11,587
    10/31/92           $11,551            $11,033
    11/30/92           $11,322            $10,624
    12/31/92           $11,217            $10,586
    01/31/93           $11,318            $10,640
    02/28/93           $11,450            $10,527
    03/31/93           $11,745            $10,826
    04/30/93           $12,024            $11,125
    05/31/93           $12,074            $11,146
    06/30/93           $11,710            $10,732
    07/31/93           $11,737            $10,497
    08/31/93           $11,756            $10,687
    09/30/93           $11,832            $10,847
    10/31/93           $11,675            $10,763
    11/30/93           $11,624            $10,649
    12/31/93           $11,738            $10,704
    01/31/94           $12,044            $10,882
    02/28/94           $12,283            $11,035
    03/31/94           $12,279            $11,227
    04/30/94           $12,459            $11,393
    05/31/94           $12,522            $11,468
    06/30/94           $12,973            $11,766
    07/31/94           $12,957            $11,818
    08/31/94           $13,046            $11,925
    09/30/94           $13,351            $12,178
    10/31/94           $13,673            $12,491
    11/30/94           $13,354            $12,188
    12/31/94           $13,511            $12,289
    01/31/95           $13,680            $12,452
    02/28/95           $14,065            $12,669
    03/31/95           $15,088            $13,220
    04/30/95           $15,129            $13,322
    05/31/95           $14,977            $13,295
    06/30/95           $15,187            $13,479
    07/31/95           $15,057            $13,689
    08/31/95           $14,157            $13,244
    09/30/95           $14,496            $13,560
    10/31/95           $14,588            $13,710
    11/30/95           $14,312            $13,603
    12/31/95           $14,405            $13,737
    01/31/96           $13,965            $13,446
    02/29/96           $14,171            $13,699
    03/31/96           $14,104            $13,750
    04/30/96           $13,780            $13,600
    05/31/96           $13,695            $13,683
    06/30/96           $13,733            $13,763
    07/31/96           $14,178            $14,030
    08/31/96           $14,126            $14,092
    09/30/96           $13,744            $13,937
    10/31/96           $13,714            $14,097
    11/30/96           $13,538            $14,073
    12/31/96           $13,394            $14,047
    01/31/97           $12,714            $13,450
    02/28/97           $12,471            $13,237
    03/31/97           $12,562            $13,342
    04/30/97           $12,245            $13,054
    05/31/97           $12,707            $13,295
    06/30/97           $12,556            $13,230
    07/31/97           $12,013            $12,816
    08/31/97           $12,111            $12,968
    09/30/97           $12,318            $13,172
    10/31/97           $12,600            $13,410
    11/30/97           $12,244            $13,149
    12/31/97           $12,023            $12,936
    01/31/98           $12,059            $12,891
    02/28/98           $12,181            $13,021
    03/31/98           $11,743            $12,880
    04/30/98           $11,926            $13,151
    05/31/98           $11,847            $13,102
    06/30/98           $11,380            $13,046
    07/31/98           $11,701            $13,097
    08/31/98           $11,961            $13,127
    09/30/98           $12,518            $13,715
    10/31/98           $13,217            $14,033
    11/30/98           $12,766            $13,841
    12/31/98           $13,283            $14,070
    01/31/99           $12,900            $13,910
    02/28/99           $12,568            $13,582
    03/31/99           $12,427            $13,527
    04/30/99           $12,247            $13,480
    05/31/99           $12,132            $13,337
    06/30/99           $11,972            $13,309
    07/31/99           $12,399            $13,704
    08/31/99           $12,309            $13,662
    09/30/99           $12,479            $13,853
    10/31/99           $12,401            $13,784
    11/30/99           $12,154            $13,470
    12/31/99           $12,172            $13,533
    01/31/00           $11,726            $13,303
    02/29/00           $11,556            $13,139
    03/31/00           $11,852            $13,219
    04/30/00           $11,337            $12,745
    05/31/00           $11,469            $12,832
    06/30/00           $11,832            $13,231
    07/31/00           $11,460            $12,913
    08/31/00           $11,194            $12,655
    09/30/00           $11,137            $12,550
    10/31/00           $10,762            $12,218
    11/30/00           $10,963            $12,414
    12/31/00           $11,429            $13,149
    01/31/01           $11,348            $13,088
    02/28/01           $11,186            $13,023
    03/31/01           $10,721            $12,493
    04/30/01           $10,802            $12,648
    05/31/01           $10,612            $12,368
    06/30/01           $10,497            $12,355
    07/31/01           $10,799            $12,648
    08/31/01           $11,170            $13,059
    09/30/01           $11,314            $13,039
    10/31/01           $11,213            $12,986


AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(9)                                                     10/31/01
--------------------------------------------------------------------------------
1-Year                                                               +4.10%

5-Year                                                               -3.95%

10-Year                                                              +1.15%


8. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index measures the performance of euro-currency deposits in 11 global markets.

9. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.


Past performance does not guarantee future results.                          11

FRANKLIN  TEMPLETON  GLOBAL  TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Highlights


                                                                                CLASS A
                                                 --------------------------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                 --------------------------------------------------------------------------
                                                       2001            2000            1999            1998         1997
                                                 --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $     8.02      $     9.52      $    10.39      $    10.28      $    11.64
                                                 --------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ..................           .31             .42             .30             .30             .37
  Net realized and unrealized gains (losses)           (.01)          (1.68)           (.95)            .12           (1.33)
                                                 --------------------------------------------------------------------------
Total from investment operations ............           .30           (1.26)           (.65)            .42            (.96)
                                                 --------------------------------------------------------------------------
Less distributions from:
  Net investment income .....................          (.14)             --              --            (.25)             --
  Tax return of capital .....................          (.10)           (.24)           (.22)           (.06)           (.40)
                                                 --------------------------------------------------------------------------
Total distributions .........................          (.24)           (.24)           (.22)           (.31)           (.40)
                                                 --------------------------------------------------------------------------
Net asset value, end of year ................    $     8.08      $     8.02      $     9.52      $    10.39      $    10.28
                                                 ==========================================================================

Total return(b) .............................          3.78%         (13.42)%         (6.23)%          4.33%          (8.28)%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $   29,071      $   33,580      $   56,381      $   68,902      $   91,976
Ratios to average net assets:
  Expenses ..................................          1.49%           1.29%           1.09%           1.35%           1.13%
  Net investment income .....................          3.78%           4.73%           3.08%           3.07%           3.53%
Portfolio turnover rate .....................         25.59%          54.69%            .00%          96.41%           2.68%



(a) Based on average weighted shares outstanding effective year ended October 31, 1998.

(b) Total return does not reflect sales commissions.

FRANKLIN  TEMPLETON  GLOBAL  TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Highlights (continued)

                                                                          ADVISOR CLASS
                                                 ---------------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,
                                                 ---------------------------------------------------------------------
                                                      2001          2000          1999           1998          1997(C)
                                                 ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $    8.03     $    9.53     $   10.41      $   10.28      $   11.28
                                                 -------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ..................          .32           .37           .35            .33            .34
  Net realized and unrealized gains (losses)           .01         (1.61)         (.99)           .14          (1.00)
                                                 -------------------------------------------------------------------
Total from investment operations ............          .33         (1.24)         (.64)           .47           (.66)
                                                 -------------------------------------------------------------------
Less distributions from:
  Net investment income .....................         (.17)           --            --           (.28)            --
  Tax return of capital .....................         (.10)         (.26)         (.24)          (.06)          (.34)
                                                 -------------------------------------------------------------------
Total distributions .........................         (.27)         (.26)         (.24)          (.34)          (.34)
                                                 -------------------------------------------------------------------
Net asset value, end of year ................    $    8.09     $    8.03     $    9.53      $   10.41      $   10.28
                                                 ===================================================================
Total return(b) .............................         4.10%       (13.22)%       (6.17)%         4.89%         (5.84)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $     450     $      75     $   3,827      $   3,343      $     249
Ratios to average net assets:
  Expenses ..................................         1.17%         1.06%          .99%          1.01%           .94%d
  Net investment income .....................         4.00%         4.13%         3.54%          3.29%          3.67%d
Portfolio turnover rate .....................        25.59%        54.69%          .00%         96.41%          2.68%


(a) Based on average weighted shares outstanding effective year ended October 31, 1999.

(b) Total return is not annualized.

(c) For the period January 2, 1997 (effective date) through October 31, 1997.

(d) Annualized.


                        See notes to financial statements.                   13

FRANKLIN  TEMPLETON  GLOBAL  TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001

                                                                              PRINCIPAL
                                                                              AMOUNT *                VALUE
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS 20.8%
Baden-Wuerttemb Capital Markets, 6.50%, 2/25/02 ................            $   450,000            $   455,476
Baden-Wuerttembergische Bank AG:
  5.625%, 2/05/02 ..............................................                350,000                352,626
  4.75%, 5/16/02 ...............................................              1,335,000              1,350,868
Coca-Cola Amatil Ltd., 5.00%, 11/06/01 .........................                102,258 EUR             92,107
Dresdner Finance BV, 5.625%, 2/15/02 ...........................              1,360,000              1,371,151
General Electric Capital Corp.:
  6.125%, 6/28/02 ..............................................                500,000                511,498
  6.50%, 9/27/02 ...............................................                100,000                103,506
ING Bank NV, 4.50%, 11/21/01 ...................................                255,646 EUR            230,260
Kreditanstalt Fuer Wiederaufbau KFW, zero cpn., 2/05/02 ........                200,000 EUR            178,305
KFW International Finance Inc.:
  5.50%, 2/19/02 ...............................................                170,000                171,499
  5.375%, 5/10/02 ..............................................                575,000                583,526
Morgan Stanley Dean Witter & Co., 3.19%, 4/19/02 ...............                200,000                200,221
Rabobank Nederland NV, 5.00%, 12/11/01 .........................                219,000                219,624
Toyota Motor Credit Corp.:
  4.875%, 11/08/01 .............................................                235,194 EUR            211,821
  4.375%, 12/28/01 .............................................                102,258 EUR             92,080
                                                                                                   -----------
TOTAL CORPORATE BONDS (COST $6,105,129) ........................                                     6,124,568
                                                                                                   -----------
GOVERNMENT SECURITIES 13.2%
Eurofima, 5.75%, 5/22/02 .......................................              1,000,000              1,017,578
European Investment Bank:
  4.5%, 12/28/01 ...............................................                102,258 EUR             92,260
  5.0%, 3/04/02 ................................................                345,000                347,807
Inter-American Development Bank, 6.375%, 6/27/02 ...............                795,000                814,986
Kingdom of Belgium, 6.50%, 3/25/02 .............................                100,000                101,566
Kingdom Of Denmark, 3.875%, 1/28/02 ............................                515,000                516,647
United Kingdom, 2.75%, 1/28/02 .................................              1,124,000 EUR          1,010,932
                                                                                                   -----------
TOTAL GOVERNMENT SECURITIES (COST $3,896,182) ..................                                     3,901,776
                                                                                                   -----------
U.S. GOVERNMENT AGENCIES 58.1%
Federal Farm Credit Bank, 6.19% to 6.875%,
  with maturities to 5/01/02 ...................................                565,000                572,533
Federal Home Loan Bank, 2.46% to 7.41%,
  with maturities to 6/28/02 ...................................             11,920,000             11,951,935
Federal Home Loan Mortgage Corp., 4.750% to 7.75%,
  with maturities to 5/15/02 ...................................              2,210,000              2,213,674
Federal National Mortgage Association, 5.375% to 7.550%,
  with maturities to 4/22/02 ...................................              2,385,000              2,416,650
                                                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $17,148,718) ..............                                    17,154,792
                                                                                                   -----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $27,150,029)                                    27,181,136
                                                                                                   -----------

FRANKLIN  TEMPLETON  GLOBAL  TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (CONT.)

                                                                           PRINCIPAL
                                                                            AMOUNT*              VALUE
--------------------------------------------------------------------------------------------------------
(a) REPURCHASE AGREEMENT (COST $687,000) 2.3%
    Paribas Corp., 2.61%, 11/01/01 (Maturity Value $687,050)
      Collateralized by U.S. Treasury Bills, Notes and
      Bonds, and U.S. Government Agency Securities .........            $    687,000             $687,000
                                                                                             ------------
    TOTAL INVESTMENTS (COST $27,837,029) 94.4% .............                                   27,868,136
    NET EQUITY IN FORWARD CONTRACTS (.4%) ..................                                     (111,086)
    OTHER ASSETS, LESS LIABILITIES 6.0% ....................                                    1,764,368
                                                                                             ------------
    TOTAL NET ASSETS 100.0% ................................                                 $ 29,521,418
                                                                                             ============

CURRENCY ABBREVIATIONS:

EUR - European Unit


 *  Securities denominated in U.S. dollars unless otherwise indicated.

(a) At October 31, 2001, all repurchase agreements held by the fund had been entered into on the last business day of the month.


                        See notes to financial statements.                   15

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001

Assets:
  Investments in securities, at value (cost $27,837,029) .....................................  $27,868,136
  Cash .......................................................................................    1,523,894
  Receivables:
    Beneficial shares sold ...................................................................       25,720
    Interest .................................................................................      386,449
  Unrealized gain on forward exchange contracts (Note 6) .....................................      311,256
                                                                                                -----------
      Total assets ...........................................................................   30,115,455
                                                                                                -----------
Liabilities:
  Payables:
    Beneficial shares redeemed ...............................................................       73,005
    To affiliates ............................................................................       51,889
    To shareholders ..........................................................................        9,042
  Unrealized loss on forward exchange contracts (Note 6) .....................................      422,342
  Accrued expenses ...........................................................................       37,759
                                                                                                -----------
      Total liabilities ......................................................................      594,037
                                                                                                -----------
Net assets, at value .........................................................................  $29,521,418
                                                                                                ===========
Net assets consist of:
  Undistributed net investment income ........................................................  $   111,086
  Net unrealized depreciation ................................................................      (79,632)
  Accumulated net realized loss ..............................................................   (1,380,422)
  Beneficial shares ..........................................................................   30,870,386
                                                                                                -----------
Net assets, at value .........................................................................  $29,521,418
                                                                                                ===========

CLASS A:
  Net asset value per share ($29,071,304 / 3,598,852 shares outstanding) .....................        $8.08
                                                                                                ===========
  Maximum offering price per share ($8.08 / 97.75%) ..........................................        $8.27
                                                                                                ===========
ADVISOR CLASS:
  Net asset value and maximum offering price per share ($450,114/55,661 shares outstanding) ..        $8.09
                                                                                                ===========


16                     See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2001

Interest Income ................................................................  $1,714,614
Expenses:
  Management fees (Note 3) .....................................................     211,815
  Distribution fees - Class A (Note 3) .........................................     102,062
  Transfer agent fees (Note 3) .................................................      83,800
  Custodian fees ...............................................................       3,050
  Registration and filing fees .................................................      36,050
  Professional fees ............................................................      25,600
  Trustees' fees and expenses ..................................................      19,800
                                                                                  ----------
       Total expenses ..........................................................     482,177
                                                                                  ----------
        Net investment income ..................................................   1,232,437
                                                                                  ----------
Realized and unrealized gains (losses):
  Net realized loss from:
    Investments ................................................................    (692,835)
    Foreign currency transactions ..............................................    (119,101)
                                                                                  ----------
        Net realized loss ......................................................    (811,936)
  Net unrealized appreciation on:
    Investments ................................................................     899,441
    Translation of assets and liabilities denominated in foreign currencies ....     113,674
                                                                                  ----------
        Net unrealized appreciation ............................................   1,013,115
                                                                                  ----------
  Net realized and unrealized gain .............................................     201,179
                                                                                  ----------
  Net increase in net assets resulting from operations .........................  $1,433,616
                                                                                  ==========


                       See notes to financial statements.                     17

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND

Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000

                                                                                       2001           2000
                                                                                   --------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income                                                          $ 1,232,437    $ 1,896,288
    Net realized loss from investments and foreign currency transactions              (811,936)    (7,494,585)
    Net unrealized appreciation (depreciation) on investments and translation
      of assets and liabilities denominated in foreign currencies                    1,013,115       (351,824)
                                                                                   --------------------------
           Net increase (decrease) in net assets resulting from operations           1,433,616     (5,950,121)
  Distributions to shareholders from:
    Net investment income:
      Class A                                                                         (553,357)            --
      Advisor Class                                                                     (7,746)            --
    Tax return of capital:
      Class A                                                                         (416,675)    (1,070,126)
      Advisor Class                                                                     (5,833)        (1,117)
                                                                                   --------------------------
    Total distributions to shareholders                                               (983,611)    (1,071,243)
    Beneficial share transactions (Note 2):
      Class A                                                                       (4,971,348)   (15,855,956)
      Advisor Class                                                                    388,058     (3,675,617)
                                                                                   --------------------------
  Total beneficial share transactions                                               (4,583,290)   (19,531,573)
           Net decrease in net assets                                               (4,133,285)   (26,552,937)
  Net assets:
    Beginning of year                                                               33,654,703     60,207,640
                                                                                   --------------------------
    End of year                                                                    $29,521,418    $33,654,703
                                                                                   ==========================
  Undistributed net investment income included in net assets:
    End of year                                                                    $   111,086    $   218,528
                                                                                   ==========================


18                     See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND

Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Hard Currency Fund (the Fund) is a separate, non-diversified series of Franklin Templeton Global Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to protect shareholders against depreciation of the U.S. dollar relative to other currencies by investing in high-quality, interest-bearing money market instruments (and forward contracts), denominated in those major currencies which historically have experienced low rates of inflation, and which are currently pursuing economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND

Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. FOREIGN CURRENCY CONTRACTS (CONT.)

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

g. AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is in effect for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize all premium and discount on fixed-income securities. Such amortization will be included in net investment income but will not impact the net assets or the distributions of the Fund. As of October 31, 2001, the Fund estimates that the current cumulative adjustment required upon adoption of premium and discount amortization will decrease the recorded cost of its investments by approximately $40,184.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND

Notes to Financial Statements (continued)


2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights affecting a single class and its exchange privilege.

At October 31, 2001, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                      YEAR ENDED OCTOBER 31,
                                                     --------------------------------------------------------
                                                               2001                          2000
                                                     --------------------------------------------------------
                                                       SHARES         AMOUNT         SHARES        AMOUNT
                                                     --------------------------------------------------------
CLASS A SHARES:
Shares sold .......................................   3,264,812    $ 26,488,420     2,415,178    $ 21,265,810
Shares issued on reinvestment of distributions ....     103,854         839,244       102,168         896,347
Shares redeemed ...................................  (3,956,676)    (32,299,012)   (4,251,323)    (38,018,113)
                                                     --------------------------------------------------------
Net Decrease ......................................    (588,010)   $ (4,971,348)   (1,733,977)   $(15,855,956)
                                                     ========================================================

ADVISOR CLASS SHARES:
Shares sold .......................................      51,348    $    425,950         5,486    $     45,937
Shares issued on reinvestment of distributions ....         799           6,402            71             612
Shares redeemed ...................................      (5,749)        (44,294)     (397,985)     (3,722,166)
                                                     --------------------------------------------------------
Net increase (decrease) ...........................      46,398    $    388,058      (392,428)   $ (3,675,617)
                                                     ========================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers of 0.65% per year of the average daily net assets of the Fund.

The Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets of Class A shares for costs incurred in marketing the Fund's Class A shares.

Distributors received net commissions on sales of Fund shares for the year ended October 31, 2001 of $9,856.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND

Notes to Financial Statements (continued)


4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At October 31, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

      Unrealized appreciation .............................  $  41,780
      Unrealized  depreciation ............................    (10,673)
                                                             ---------
      Net unrealized appreciation .........................  $  31,107
                                                             =========

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

At October 31, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

      Capital loss carryovers expiring in:
       2002 .............................................  $       271
       2003 .............................................      112,254
       2004 .............................................    1,047,201
       2005 .............................................      162,309
       2008 .............................................       25,228
       2009 .............................................       33,159
                                                           -----------
                                                           $ 1,380,422
                                                           ===========

At October 31, 2001, the Fund had expired capital loss carryovers of $184,573, which were reclassified to paid-in capital.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2001 aggregated $199,734 and $3,872,811, respectively.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND

Notes to Financial Statements (continued)


6. FORWARD CURRENCY CONTRACTS

At October 31, 2001, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                                                            IN            SETTLEMENT       UNREALIZED
                                                                        EXCHANGE FOR         DATE          GAIN (LOSS)
                                                                      --------------------------------------------------
CONTRACTS TO BUY:
  8,855,000  Swiss Franc ...........................................  U.S. $ 5,303,189     11/05/01     U.S. $   119,789
                                                                      ================                  ----------------
CONTRACTS TO SELL:
960,080,000  Japanese Yen ..........................................  U.S. $ 8,051,998     12/04/01              191,467
                                                                      ================                  ----------------
             Unrealized gain on forward exchange contracts .........                                    U.S. $   311,256
                                                                                                        ----------------
CONTRACTS TO BUY:
951,000,000  Japanese Yen ..........................................  U.S. $ 8,068,348     12/04/01     U.S. $  (282,158)
 14,250,000  Swiss Franc ...........................................         8,818,069     12/10/01              (89,821)
  8,750,000  European Unit .........................................         7,875,000     12/17/01               (7,981)
506,700,000  Japanese Yen ..........................................         4,176,386      1/31/02              (13,351)
  3,610,000  New Zealand Dollar ....................................         1,483,710      1/31/02               (3,744)
                                                                      ----------------                  ----------------
                                                                      U.S. $30,421,513                  U.S. $  (397,055)
                                                                      ================                  ----------------
CONTRACTS TO SELL:
  2,490,450  Swiss Franc ...........................................  U.S. $ 1,500,136     12/10/01     U.S. $   (25,287)
                                                                      ================                  ----------------
             Unrealized loss on forward exchange contracts .........                                            (422,342)
                                                                                                        ----------------
                Net unrealized loss on forward exchange contracts ..                                    U.S. $  (111,086)
                                                                                                        ================

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND

Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN TEMPLETON HARD CURRENCY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Templeton Hard Currency Fund (hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 21, 2001


24